Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Offsetting of derivatives
Offsetting of derivatives
	2Q20		4Q19
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	6.6	5.4	3.8	3.0
OTC	80.0	78.2	63.7	61.9
Exchange-traded	0.5	0.5	0.3	0.2
Interest rate products	87.1	84.1	67.8	65.1
OTC-cleared	0.2	0.3	0.1	0.2
OTC	24.0	26.9	21.0	25.4
Exchange-traded	0.0	0.0	0.0	0.0
Foreign exchange products	24.2	27.2	21.1	25.6
OTC	11.0	11.9	10.1	10.4
Exchange-traded	9.0	9.7	5.3	5.0
Equity/index-related products	20.0	21.6	15.4	15.4
OTC-cleared	0.7	0.6	2.8	3.0
OTC	5.0	5.8	3.1	4.0
Credit derivatives	5.7	6.4	5.9	7.0
OTC	1.9	1.0	1.2	0.5
Exchange-traded	0.1	0.1	0.0	0.0
Other products [1]	2.0	1.1	1.2	0.5
OTC-cleared	7.5	6.3	6.7	6.2
OTC	121.9	123.8	99.1	102.2
Exchange-traded	9.6	10.3	5.6	5.2
Total gross derivatives subject to enforceable master netting agreements	139.0	140.4	111.4	113.6
Offsetting (CHF billion)
OTC-cleared	(6.7)	(5.8)	(6.0)	(5.3)
OTC	(106.5)	(114.9)	(87.0)	(93.6)
Exchange-traded	(9.0)	(9.0)	(4.9)	(4.9)
Offsetting	(122.2)	(129.7)	(97.9)	(103.8)
of which counterparty netting	(103.7)	(103.7)	(83.2)	(83.2)
of which cash collateral netting	(18.5)	(26.0)	(14.7)	(20.6)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.8	0.5	0.7	0.9
OTC	15.4	8.9	12.1	8.6
Exchange-traded	0.6	1.3	0.7	0.3
Total net derivatives subject to enforceable master netting agreements	16.8	10.7	13.5	9.8
Total derivatives not subject to enforceable master netting agreements [2]	9.2	4.7	4.4	3.7
Total net derivatives presented in the consolidated balance sheets	26.0	15.4	17.9	13.5
of which recorded in trading assets and trading liabilities	25.8	15.4	17.7	13.5
of which recorded in other assets and other liabilities	0.2	0.0	0.2	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2Q20				4Q19
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	79.4	(11.9)	67.5		80.6	(10.9)	69.7
Securities borrowing transactions	14.9	(0.2)	14.7		12.3	(0.5)	11.8
Total subject to enforceable master netting agreements	94.3	(12.1)	82.2		92.9	(11.4)	81.5
Total not subject to enforceable master netting agreements [1]	22.7	–	22.7		25.5	–	25.5
Total	117.0	(12.1)	104.9	[2]	118.4	(11.4)	107.0	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 78,448 million and CHF 85,556 million of the total net amount as of the end of 2Q20 and 4Q19, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2Q20				4Q19
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	33.3	(12.1)	21.2		28.0	(11.4)	16.6
Securities lending transactions	4.9	0.0	4.9		5.5	0.0	5.5
Obligation to return securities received as collateral, at fair value	41.4	0.0	41.4		39.0	0.0	39.0
Total subject to enforceable master netting agreements	79.6	(12.1)	67.5		72.5	(11.4)	61.1
Total not subject to enforceable master netting agreements [1]	5.6	–	5.6		2.0	–	2.0
Total	85.2	(12.1)	73.1		74.5	(11.4)	63.1
of which securities sold under repurchase agreements and securities lending transactions	42.7	(12.1)	30.6	[2]	34.3	(11.4)	22.9	[2]
of which obligation to return securities received as collateral, at fair value	42.5	0.0	42.5		40.2	0.0	40.2
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 17,379 million and CHF 10,715 million of the total net amount as of the end of 2Q20 and 4Q19, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	2Q20						4Q19
end of	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	16.8	5.6		0.1		11.1	13.5	4.4		0.0		9.1
Securities purchased under resale agreements	67.5	67.5		0.0		0.0	69.7	69.7		0.0		0.0
Securities borrowing transactions	14.7	14.3		0.0		0.4	11.8	11.2		0.0		0.6
Total financial assets subject to enforceable master netting agreements	99.0	87.4		0.1		11.5	95.0	85.3		0.0		9.7
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	10.7	2.1		0.0		8.6	9.8	1.7		0.0		8.1
Securities sold under repurchase agreements	21.2	21.2		0.0		0.0	16.6	16.6		0.0		0.0
Securities lending transactions	4.9	4.4		0.0		0.5	5.5	4.5		0.0		1.0
Obligation to return securities received as collateral, at fair value	41.4	35.3		0.0		6.1	39.0	33.0		0.0		6.0
Total financial liabilities subject to enforceable master netting agreements	78.2	63.0		0.0		15.2	70.9	55.8		0.0		15.1
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives
	6M20		2019
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	6.6	5.4	3.9	3.0
OTC	80.0	78.3	63.6	61.9
Exchange-traded	0.5	0.5	0.3	0.2
Interest rate products	87.1	84.2	67.8	65.1
OTC-cleared	0.2	0.3	0.1	0.2
OTC	24.0	26.8	21.0	25.4
Foreign exchange products	24.2	27.1	21.1	25.6
OTC	11.0	11.9	10.1	10.4
Exchange-traded	9.0	9.7	5.3	5.0
Equity/index-related products	20.0	21.6	15.4	15.4
OTC-cleared	0.7	0.6	2.8	3.0
OTC	5.0	5.8	3.1	4.0
Credit derivatives	5.7	6.4	5.9	7.0
OTC	1.9	1.0	1.2	0.5
Exchange-traded	0.1	0.1	0.0	0.0
Other products [1]	2.0	1.1	1.2	0.5
OTC-cleared	7.5	6.3	6.8	6.2
OTC	121.9	123.8	99.0	102.2
Exchange-traded	9.6	10.3	5.6	5.2
Total gross derivatives subject to enforceable master netting agreements	139.0	140.4	111.4	113.6
Offsetting (CHF billion)
OTC-cleared	(6.7)	(5.8)	(6.0)	(5.3)
OTC	(106.5)	(114.9)	(87.0)	(93.6)
Exchange-traded	(9.0)	(9.0)	(4.9)	(4.9)
Offsetting	(122.2)	(129.7)	(97.9)	(103.8)
of which counterparty netting	(103.6)	(103.6)	(83.2)	(83.2)
of which cash collateral netting	(18.6)	(26.1)	(14.7)	(20.6)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.8	0.5	0.8	0.9
OTC	15.4	8.9	12.0	8.6
Exchange-traded	0.6	1.3	0.7	0.3
Total net derivatives subject to enforceable master netting agreements	16.8	10.7	13.5	9.8
Total derivatives not subject to enforceable master netting agreements [2]	9.2	4.7	4.4	3.7
Total net derivatives presented in the consolidated balance sheets	26.0	15.4	17.9	13.5
of which recorded in trading assets and trading liabilities	25.8	15.4	17.7	13.5
of which recorded in other assets and other liabilities	0.2	0.0	0.2	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	6M20				2019
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	79.4	(11.9)	67.5		80.6	(10.9)	69.7
Securities borrowing transactions	14.9	(0.2)	14.7		12.3	(0.5)	11.8
Total subject to enforceable master netting agreements	94.3	(12.1)	82.2		92.9	(11.4)	81.5
Total not subject to enforceable master netting agreements [1]	22.7	–	22.7		25.5	–	25.5
Total	117.0	(12.1)	104.9	[2]	118.4	(11.4)	107.0	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 78,448 million and CHF 85,556 million of the total net amount as of the end of 6M20 and 2019, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	6M20				2019
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	33.4	(12.1)	21.3		28.1	(11.4)	16.7
Securities lending transactions	4.9	0.0	4.9		5.5	0.0	5.5
Obligation to return securities received as collateral, at fair value	41.4	0.0	41.4		39.0	0.0	39.0
Total subject to enforceable master netting agreements	79.7	(12.1)	67.6		72.6	(11.4)	61.2
Total not subject to enforceable master netting agreements [1]	5.6	–	5.6		2.0	–	2.0
Total	85.3	(12.1)	73.2		74.6	(11.4)	63.2
of which securities sold under repurchase agreements and securities lending transactions	42.8	(12.1)	30.7	[2]	34.4	(11.4)	23.0	[2]
of which obligation to return securities received as collateral, at fair value	42.5	0.0	42.5		40.2	0.0	40.2
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 17,473 million and CHF 10,823 million of the total net amount as of the end of 6M20 and 2019, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	6M20						2019
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	16.8	5.6		0.1		11.1	13.5	4.4		0.0		9.1
Securities purchased under resale agreements	67.5	67.5		0.0		0.0	69.7	69.7		0.0		0.0
Securities borrowing transactions	14.7	14.3		0.0		0.4	11.8	11.2		0.0		0.6
Total financial assets subject to enforceable master netting agreements	99.0	87.4		0.1		11.5	95.0	85.3		0.0		9.7
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	10.7	2.1		0.0		8.6	9.8	1.7		0.0		8.1
Securities sold under repurchase agreements	21.3	21.3		0.0		0.0	16.7	16.7		0.0		0.0
Securities lending transactions	4.9	4.4		0.0		0.5	5.5	4.5		0.0		1.0
Obligation to return securities received as collateral, at fair value	41.4	35.3		0.0		6.1	39.0	33.0		0.0		6.0
Total financial liabilities subject to enforceable master netting agreements	78.3	63.1		0.0		15.2	71.0	55.9		0.0		15.1
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.